SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions for Stock Options) (Details) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2023 Multiple
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Contractual term	6 years
Suboptimal exercise multiple	1.32
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	43.88%
Risk-free interest	4.09%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	66.99%
Risk-free interest	4.24%